UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2018 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2018

	Shares	Value
Common Stocks - 95.0%
Consumer Discretionary - 15.6%
Extended Stay America, Inc.	419,945	$6,509,147
Murphy USA, Inc.*	59,346	4,548,277
Polaris Industries, Inc.	47,964	3,677,880
Thor Industries, Inc.	117,190	6,093,880
Total Consumer Discretionary		20,829,184
Consumer Staples - 11.2%
Darling Ingredients, Inc.*,1	445,870	8,578,539
Sanderson Farms, Inc.[1]	64,853	6,439,254
Total Consumer Staples		15,017,793
Energy - 4.2%
Newfield Exploration Co.*	379,028	5,556,551
Health Care - 4.9%
Hill-Rom Holdings, Inc.	73,767	6,532,067
Industrials - 44.5%
Actuant Corp., Class A	290,983	6,107,733
Aegion Corp.*	356,517	5,818,358
AGCO Corp.	87,634	4,878,585
The Brink’s Co.[1]	137,479	8,888,017
Clean Harbors, Inc.*	148,448	7,325,909
Crane Co.	9,300	671,274
Dycom Industries, Inc.*,1	130,157	7,033,684
Federal Signal Corp.	226,533	4,508,007
The Timken Co.	216,040	8,062,613
Trinity Industries, Inc.	304,538	6,270,437
Total Industrials		59,564,617
Information Technology - 6.8%
Belden, Inc.[1]	118,101	4,933,079
Broadridge Financial Solutions, Inc.	42,052	4,047,505
Diebold Nixdorf, Inc.	63	157
Travelport Worldwide, Ltd. (United Kingdom)	5,000	78,100
Total Information Technology		9,058,841
Materials - 7.8%
Koppers Holdings, Inc.*	417,679	7,117,250
Stepan Co.	45,046	3,333,404
Total Materials		10,450,654
Total Common Stocks (Cost $135,131,944)		127,009,707

	Principal Amount	Value
Short-Term Investments - 5.6%
Joint Repurchase Agreements - 1.9%[2]
BNP Paribas S.A., dated 12/31/18, due 01/02/19, 3.000% total to be received $517,623 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 02/01/20 - 11/01/48, totaling $527,888)	$517,537	$517,537
Cantor Fitzgerald Securities, Inc., dated 12/31/18, due 01/02/19, 3.350% total to be received $1,000,186 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 01/25/19 -10/20/68, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 12/31/18, due 01/02/19, 3.020% total to be received $1,000,168 (collateralized by various U.S. Government Agency Obligations, 3.000% -7.000%, 10/01/25 - 10/20/48, totaling $1,020,000)	1,000,000	1,000,000
Total Joint Repurchase Agreements		2,517,537

	Shares
Other Investment Companies - 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.29%[3]	1,629,790	1,629,790
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	1,629,790	1,629,790
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.36%[3]	1,679,177	1,679,177
Total Other Investment Companies		4,938,757
Total Short-Term Investments (Cost $7,456,294)		7,456,294
Total Investments - 100.6% (Cost $142,588,238)		134,466,001
Other Assets, less Liabilities - (0.6)%		(757,958)
Net Assets - 100.0%		$133,708,043

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $8,261,918 or 6.2% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

1

AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (continued)

[3]	Yield shown represents the December 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$127,009,707	—	—	$127,009,707
Short-Term Investments
Joint Repurchase Agreements	—	$2,517,537	—	2,517,537
Other Investment Companies	4,938,757	—	—	4,938,757

Total Investments in Securities	$131,948,464	$2,517,537	—	$134,466,001

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended December 31, 2018, there were no transfers in or out of Level 3.

2

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2018

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 21.2%
Extended Stay America, Inc.	563,442	$8,733,351
Hanesbrands, Inc.[1]	707,064	8,859,512
Murphy USA, Inc.*	84,826	6,501,065
Polaris Industries, Inc.[1]	71,837	5,508,461
Thor Industries, Inc.	153,657	7,990,164
Total Consumer Discretionary		37,592,553
Consumer Staples - 6.7%
Darling Ingredients, Inc.*	615,838	11,848,723
Energy - 4.7%
Newfield Exploration Co.*,1	562,916	8,252,348
Health Care - 5.3%
Centene Corp.*	82,287	9,487,691
Industrials - 40.5%
AGCO Corp.	129,893	7,231,143
The Brink’s Co.[1]	182,955	11,828,041
Clean Harbors, Inc.*	186,601	9,208,760
Crane Co.	13,321	961,510
Dycom Industries, Inc.*,1	180,361	9,746,708
Flowserve Corp.	128,630	4,890,513
IDEX Corp.	62,315	7,867,892
The Timken Co.	300,764	11,224,513
Trinity Industries, Inc.[1]	383,819	7,902,833
Watsco, Inc.[1]	6,888	958,396
Total Industrials		71,820,309
Information Technology - 14.3%
Broadridge Financial Solutions, Inc.	62,902	6,054,318
Diebold Nixdorf, Inc.	257,839	642,019
Knowles Corp.*,1	660,231	8,787,675

	Shares	Value
The Western Union Co.	584,807	$9,976,807
Total Information Technology		25,460,819
Materials - 4.9%
Westrock Co.	232,014	8,760,849
Total Common Stocks (Cost $177,161,264)		173,223,292

	Principal Amount
Short-Term Investments - 1.4%
Joint Repurchase Agreements - 0.1%[2]
Cantor Fitzgerald Securities, Inc., dated 12/31/18, due 01/02/19, 3.350% total to be received $276,285 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 01/25/19 -10/20/68, totaling $281,759)	$276,234	276,234

	Shares
Other Investment Companies - 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.29%[3]	739,755	739,755
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	739,755	739,755
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.36%[3]	762,172	762,172
Total Other Investment Companies		2,241,682
Total Short-Term Investments (Cost $2,517,916)		2,517,916
Total Investments - 99.0% (Cost $179,679,180)		175,741,208
Other Assets, less Liabilities - 1.0%		1,691,583
Net Assets - 100.0%		$177,432,791

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $22,373,754 or 12.6% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

3

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$173,223,292	—	—	$173,223,292
Short-Term Investments
Joint Repurchase Agreements	—	$276,234	—	276,234
Other Investment Companies	2,241,682	—	—	2,241,682

Total Investments in Securities	$175,464,974	$276,234	—	$175,741,208

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended December 31, 2018, there were no transfers in or out of Level 3.

4

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

5

Notes to Schedules of Portfolio of Investments (unaudited)

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and, effective October 1, 2018, may also be accepted in U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Securities collateral consists of U.S. Treasury Obligations with maturity dates and coupon rates from, 1/10/2019 to 8/15/2047, and 0.00% to 8.75%, respectively.

The value of securities loaned on positions held, cash and securities collateral received at December 31, 2018, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
Small Cap	$8,261,918	$2,517,537	$5,866,743	$8,384,280
U.S. Equity	22,373,754	276,234	22,177,737	22,453,971

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: February 27, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: February 27, 2019